MARCH 1, 2022
SUPPLEMENT TO
COMBINED STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD SERIES FUND, INC. AND HARTFORD HLS SERIES FUND II, INC.
DATED APRIL 30, 2021, AS SUPPLEMENTED THROUGH JANUARY 11, 2022
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
(1)
Effective immediately, under the heading “Portfolio Managers – Other Accounts Managed or Sub-Advised by Wellington Management Portfolio Managers,” the following information is added under the Healthcare HLS Fund:
FUND AND PORTFOLIO MANAGER	NUMBER OF ACCOUNTS	ASSETS MANAGED (in millions)	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE (in millions)
Healthcare HLS Fund
David M. Khtikian(4)
Other Registered Investment Companies	5	$232	0	$0
Other Pooled Investment Vehicles	21	$372	5	$76
Other Accounts	70	$956	8	$143
Fayyaz Mujtaba(5)
Other Registered Investment Companies	8	$400	1	$48
Other Pooled Investment Vehicles	30	$643	5	$98
Other Accounts	80	$1,576	11	$285
(4)
Information is as of October 31, 2021. Effective March 1, 2022, Mr. Khtikian became a portfolio manager to the Healthcare HLS Fund.
(5)
Information is as of October 31, 2021. Effective March 1, 2022, Mr. Mujtaba became a portfolio manager to the Healthcare HLS Fund.
(2)
Effective immediately, under the heading “Portfolio Managers – Equity Securities Beneficially Owned by Wellington Management Portfolio Managers,” the following information is added:
PORTFOLIO MANAGER	HLS FUND(S) SUB-ADVISED	DOLLAR RANGE OF EQUITY SECURITIES BENEFICIALLY OWNED
David M. Khtikian(2)	Healthcare HLS Fund	None
Fayyaz Mujtaba(3)	Healthcare HLS Fund	None
(2)
Information is as of October 31, 2021. Effective March 1, 2022, Mr. Khtikian became a portfolio manager to the Healthcare HLS Fund.
(3)
Information is as of October 31, 2021. Effective March 1, 2022, Mr. Mujtaba became a portfolio manager to the Healthcare HLS Fund.
(3)
Effective immediately, under the heading “Portfolio Managers – Equity Securities Beneficially Owned by Wellington Management Portfolio Managers,” the following paragraph and table replace the paragraph and table that follow the table presenting the dollar ranges of equity securities beneficially owned by Wellington Management portfolio managers in each HLS Fund they manage:
With respect to the Capital Appreciation HLS Fund, Gregg R. Thomas, CFA, selects and oversees the Fund’s portfolio management teams and determines how Fund assets are allocated among the Fund’s portfolio management teams. Mr. Simon supports Mr. Thomas and is involved in overseeing the allocation of assets among the Fund’s portfolio management teams. Mr. Thomas and Mr. Simon may change the underlying “sleeve” portfolio managers at any time based on market conditions and/or Fund performance. The following sets forth the “sleeve” portfolio managers as of March 1, 2022.
CAPITAL APPRECIATION HLS FUND
ADDITIONAL PORTFOLIO MANAGERS	COMPENSATION BENCHMARKS/PEER GROUP*
Donald J. Kilbride	Russell 1000 Index / Lipper Multi-Cap Core
Stephen Mortimer	Russell 3000 Growth Index / Lipper Multi-Cap Core
David W. Palmer	Russell 3000 Value Index / Lipper Multi-Cap Core
Philip W. Ruedi	Russell 3000 Index / Lipper Multi-Cap Core
*
Benchmark/Peer groups weighted 90%/10%, respectively.
THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.